SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trades payables	$ 213,007	$ 157,705
VAT, income and dividend taxes payable	18,177	28,027
Salaries payable	40,293	72,783
Trade payables and accrued liabilities	$ 271,477	$ 258,515